Capital Stock and Stockholders' Deficit - Additional Information (Details) - USD ($)			3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 18, 2023	Aug. 01, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized			100,000,000					100,000,000	100,000,000	100,000,000
Preferred stock, shares outstanding									0	0
Dividends declared									$ 0
Preferred stock, par value									$ 0.0001	$ 0.0001
Number of shares authorized			1,000,000,000					1,000,000,000	1,000,000,000	1,000,000,000
Number of shares outstanding		47,301,409	64,369,381					64,369,381	47,688,096	27,079,856
Warrants outstanding			403,658					403,658	403,658
Par value common stock			$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercisable price			$ 8.1					$ 8.1	$ 8.1
Public warrant liabilities			$ 7,381,000					$ 7,381,000	$ 6,765,000
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)		18,759,838
Stock issued during period value			5,066,000	$ 378,000
Additional paid-in capital		$ 15,200,000	150,692,000					$ 150,692,000	$ 143,007,000	$ 99,875,000
ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Number of shares sold per unit								143,234	0
Stock issued during period value	$ 100,000,000
Expense of issuance of commitment shares	100,000
Additional paid-in capital	100,000
Structuring fee payable	$ 100,000
Common Stock
Class of Stock [Line Items]
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)					4,976	492	3,554
Stock issued during period value			$ 2,000
Common Stock | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Number of shares outstanding	9,482,468
Percentage of common stock, shares, outstanding	19.99%
Commitment Shares | ChEF Purchase Agreement | Chardan Equity Facility
Class of Stock [Line Items]
Stock issued during period value	$ 35,511
Public Warrant
Class of Stock [Line Items]
Warrants outstanding			16,567,484					16,567,484
Public warrant liabilities			$ 13,206,720					$ 13,206,720	$ 13,206,922
Issuance of Legacy Allurion convertible preferred stock for the exercise of warrants (in shares)								18,759,554	18,759,838
Public Warrant | Scenario Plan Three
Class of Stock [Line Items]
Warrants redumption price per share			$ 0.01					$ 0.01	$ 0.01
Stock price			12.67					12.67	12.67
Public Warrant | Scenario Plan Four
Class of Stock [Line Items]
Warrants redumption price per share			0.1					0.1	0.1
Stock price			7.04					7.04	7.04
Compute Health
Class of Stock [Line Items]
Sale of stock			$ 10					$ 10	$ 10
Compute Health | IPO
Class of Stock [Line Items]
Number of shares sold per unit								1	1
Class of Warrant Exchanged			0.6125					0.6125	0.6125
Compute Health | Public Warrant
Class of Stock [Line Items]
Number of shares sold per unit								0.5	0.5
Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									21,029,888
Preferred stock voting rights									The Legacy Allurion preferred stockholders voted as a single class together with holders of all other classes and series of stock of Legacy Allurion on all actions to be taken by the stockholders of the Company. The Legacy Allurion preferred stockholders were entitled to the number of votes equal to the number of shares of Legacy Allurion common stock into which the shares held by each holder were then convertible. The Legacy Allurion Series C Preferred Stockholders were entitled to elect two members of the Board of Directors
Common stock voting rights									common stockholders were entitled to elect four members of the Board of Directors.
Revenue milestone									$ 65,000,000
Percentage of shares of common stock held									150.00%
Preferred stock conversion rights									Each share of Legacy Allurion preferred stock was convertible at any time, at the option of the holder, into one share of Legacy Allurion common stock, based upon a per share conversion factor of each series’ applicable original issuance prices, adjustable for certain dilutive events. Conversion was mandatory upon the closing of an IPO or deSPAC transaction, or upon the election of the holders of a majority of the then-outstanding Legacy Allurion preferred stock.
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding			2,260,159					2,260,159
Preferred stock voting rights								no
Dividends declared								$ 0
Preferred stock conversion rights								Each share of Series A Preferred Stock is convertible after the date that the Company’s stockholders approve the conversion of the Series A Preferred Stock into shares of Common Stock in accordance with the listing rules of the NYSE (the “Series A Stockholder Approval”). Upon the Series A Stockholder Approval, each share of Series A Preferred Stock then outstanding shall automatically convert into (i) a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events, and (ii) pre-funded conversion warrants in the form agreed by the holder and the Company, exercisable for a number of shares of Common Stock equal to the number of Series A Preferred Stock outstanding at the time of conversion, adjustable for certain dilutive events.
Series A Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									2,276,786
Preferred stock liquidation preference per share									$ 1.092
Original issue price									$ 1.092
Series A-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									1,513,028
Preferred stock liquidation preference per share									$ 2.85
Series B Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									2,298,929
Preferred stock liquidation preference per share									$ 3.563
Series C Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									8,113,616
Preferred stock liquidation preference per share									$ 4.935
Preferred Stock redemption value to price									1.5
Series C Preferred Stock | Legacy Allurion | Maximum
Class of Stock [Line Items]
Percentage of outstanding shares of redeemable									50.00%
Series D Preferred Stock
Class of Stock [Line Items]
Percentage of preferred stock dividend									6.00%
Series D-1 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									1,684,565
Preferred stock liquidation preference per share									$ 17.809
Preferred stock, par value									$ 11.8725
Series D-2 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									3,644,616
Preferred stock liquidation preference per share									$ 9.338
Preferred stock, par value									$ 6.2256
Series D-3 Preferred Stock | Legacy Allurion
Class of Stock [Line Items]
Preferred stock, shares authorized									1,498,348
Preferred stock liquidation preference per share									$ 15.137
Preferred stock, par value									$ 10.0916
Class A Common Stock
Class of Stock [Line Items]
Number of shares sold per unit								1	1
Par value common stock			$ 0.0001					$ 0.0001	$ 0.0001
Class A Common Stock | Compute Health | IPO
Class of Stock [Line Items]
Sale of stock			$ 11.5					$ 11.5	$ 11.5
Shares issuable for each outstanding warrants exercised			1.420455					1.420455	1.420455